Condensed Balance Sheets - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash	$ 1,362,710	$ 1,152,766	$ 95,433
Accounts receivable, net	13,460	19,198	30,396
Inventory			6,470
Prepaid expenses	3,058	3,058	2,500
Prepaid expenses, related party	2,600
Total Assets	1,381,828	1,175,022	134,799
Current Liabilities
Accounts payable and accrued liabilities	197,492	373,696	215,562
Accrued compensation – officers and directors		151,667	29,375
Accounts payable - related party		34,500	6,900
Derivative liability	201,836	240,791	401,127
Total liabilities	399,328	800,654	652,964
Stockholders’ Equity
Common stock, par value $0.001 per share; 1,000,000,000 shares authorized; 24,200,147, 22,215,180 and 7,911,708 shares issued and outstanding, respectively	24,000	22,214	7,912
Common stock issuable, 999,700 shares			99,970
Additional paid-in-capital	21,941,286	18,088,093	11,890,512
Accumulated deficit	(20,982,786)	(17,735,939)	(12,516,559)
Total stockholders’ equity	982,500	374,368	(518,165)
Total liabilities and stockholders’ equity	$ 1,381,828	$ 1,175,022	$ 134,799